Label	Element	Value
Amplify Weight Loss Drug & Treatment ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement To The Fund’s Prospectus and Summary Prospectus

Dated May 20, 2024

June 20, 2024

1.          Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, the second paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“The Index. The Index is comprised of global companies who are manufacturers in the GLP-1 agonist (glucagon-like peptide) pharmaceutical business or who enable such business. GLP-1 agonists seek to lower blood sugar levels and reduce appetite and promote fullness, with the ultimate potential for weight loss. The Index seeks to identify companies associated with the manufacturing or supporting of GLP-1 agonists drugs that have the expectation to benefit economically from the development, approval or market adoption of GLP-1 agonist drugs. The Index begins with a universe of common stocks issued by companies located in developed and emerging market countries around the world deemed by the Index Provider to have sufficient access, liquidity and foreign exchange markets to support a fund’s foreign investment trading. From this initial universe, to be eligible for inclusion in the Index, a company must have a market capitalization greater than or equal to $500 million and a three-month average daily trading volume of at least $1 million. For Index inclusion, the constituents must meet the requirements of the Index to be classified as a GLP-1 agonist “Drug Manufacturer” or “Enabler.”

●	“Drug Manufacturers” are those companies with GLP-1 agonist drugs that have either been launched or are currently in U.S. Food and Drug Administration (FDA) clinical trials.

●	“Enablers” are those companies engaged in the outsourced development and manufacturing of GLP-1 agonist drugs, including companies conducting measurement and analysis or other work that supports GLP-1Agonist production and distribution. Enablers include contract development and manufacturing organizations that have been contracted for the development and manufacturing of GLP-1 agonist drugs and those companies involved in the distribution or administration of GLP-1 agonist drugs, including the coordination of prescriptions and drug-delivery mechanisms.”

2.          Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, the fifth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each reconstitution of the Index, constituents are determined based on data as of the last business day in each of February, May, August and November. Prices for determining weights for rebalances of the Index are determined on the Thursday prior to the second Friday of each March, June, September, and December. As of April 30, 2024, the Index was comprised of 21 securities. See “Additional Information About the Fund’s Strategies and Risks – The Index” below for additional information regarding the Index.”

3.          Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, the following risk factor is added as the sixth risk under the section entitled “Principal Risks”:

Emerging Markets Risk. The Fund expects to invest in Index constituents located in emerging markets. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic.

4.          Notwithstanding anything to the contrary in the Fund’s prospectus, the third paragraph of the section entitled “Additional Information About the Fund’s Strategies and Risks - Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Index. The Index is comprised of global companies who are manufacturers in the GLP-1 pharmaceuticals business or who enable such business. The initial universe of global companies begins with constituents of the VettaFi Full World Index from countries deemed by the Index Provider to have sufficient access, liquidity and foreign exchange markets to support a fund’s foreign investment trading. The VettaFi Full World Index is designed to provide an accurate coverage of developed and emerging markets, which include the following countries as of the date of this prospectus: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates. United Kingdom and United States. China constituents are restricted to Hong Kong listing and depository receipts. Indian constituents are restricted to depository receipts. From this initial universe, only companies who have market capitalizations of over $500 million and a three-month average daily trading volume of at least $1 million are eligible for inclusion in the Index. From these eligible securities, the Index selects securities that are either Drug Manufacturers (which comprise 70% of the weight of the Index as of rebalance dates) or Enablers (which comprise 30% of the weight of the Index as of rebalance dates).

5.          Notwithstanding anything to the contrary in the Fund’s prospectus, the following risk factor is added as the eighth risk under the section entitled “Additional Information Regarding Fund Risks”:

Emerging Markets Risk. The Fund expects to invest in Index constituents located in emerging markets. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Emerging market economies’ exposure to specific industries, such as tourism, and lack of efficient or sufficient health care systems, could make these economies especially vulnerable to global crises, including but not limited to, pandemics such as the global COVID-19 pandemic.

Please Retain This Supplement for Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Weight Loss Drug & Treatment ETF